Summary of Significant Accounting Policies (Narrative) (Details) - Decarbonization Plus Acquisition Corporation IV [Member] - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Aug. 13, 2021	Feb. 22, 2021
Disclosure Of Significant Accounting Policies [Line Items]
Marketable securities held in Trust Account	$ 319,421,010	$ 324,102,812
Federal Deposit Insurance Corporation coverage		250,000
Offering Costs	18,055,070
Transaction costs allocated to derivative warrant liabilities	1,382,307	0
Deferred underwriting fees payable	$ 11,068,750	$ 11,068,750
Class A Ordinary Shares [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Temporary equity, issued	31,625,000	31,625,000		0
Temporary equity, redemption price per share	$ 10.1	$ 10.25	$ 10.1